Stockholders’ Equity (Details) - Schedule of warrants outstanding and warrants exercisable - Warrant [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Stockholders’ Equity (Details) - Schedule of warrants outstanding and warrants exercisable [Line Items]
Warrants Outstanding, Exercise price	$ 2.18
Warrants Outstanding, Number Outstanding (in Shares) | shares	16,261,699
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)	4 years 2 months 12 days
Warrants Outstanding, Weighted Average Exercise Price	$ 2.79
Warrants Exercisable, Number Exercisable (in Shares) | shares	16,261,699
Warrants Exercisable, Weighted Average Exercise Price	$ 4.2